Initial Public Offering (Details) - Insu acquisition corp. II [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Sep. 08, 2020
Initial Public Offering (Details) [Line Items]
Sale of stock in share (in Dollars per share)	$ 10.00
Description of public warrant	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 (see Note 7).
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in share	23,000,000
Sale of stock in share (in Dollars per share)	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in share	3,000,000